Related party transactions	12 Months Ended
Mar. 31, 2023
Related party transactions [abstract]
Related party transactions	Related party transactions
Global Blue Group Holding AG is a publicly listed company, where the largest shareholders are funds managed by Silver Lake Partners and Partners Group.
During the financial year, there were no transactions with related parties other than disclosed below.
Remuneration to key management personnel
The remuneration to the board of directors and the Executive Committee members, who are the key management personnel of the Group, is set out below in aggregate for each of the categories prescribed by IAS 24 Related Party Disclosures.

(EUR thousand)	For the financial year ended March 31
Remuneration to key management personnel	2023	2022	2021
Short-term employee benefits	5,592	4,748	5,162
Post-employment benefits	608	519	474
Share based payment transactions	4,380	4,712	1,351
Total	10,580	9,979	6,987
Purchase of services from related parties
The directors fee relates to remuneration of the Non-Executive Directors for Global Blue Group Holding AG.

(EUR thousand)	For the financial year ended March 31
Purchases of services from related parties	2023	2022	2021
Monitoring fee	—	—	(95)
Directors fee	245	255	278
Reimbursements	—	—	16
Total	245	255	199

(EUR thousand)		As of March 31
Liabilities to related parties	Note	2023	2022
Liabilities to key management personnel:
Post employment benefit liability		196	638
Liabilities to shareholders:
Loans and borrowings	25	61,324	—
Warrant liability		4,129	4,512
Closing balance for the year		65,649	5,150

Warrants
As of March 31, 2023, Silver Lake and Affiliates, Partners Group and Affiliates, and GB Directors, Executive Management & Other Employees held 9,766,667 warrants for a total value of EUR4.1 million (EUR4.5 million as of March 31, 2022).